Reportable Segments (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment information
Commodity Sales										$ 568,527	$ 772,857	$ 909,765
Services										158,850	142,762	123,698
Loss on commodity derivatives, net										(455)	(1,732)	(12,671)
Total revenue	$ 210,051	$ 187,659	$ 185,836	$ 143,376	$ 200,733	$ 209,416	$ 265,703	$ 238,035		726,922	913,887	1,020,792
Cost of sales										443,023	630,303	789,872
Direct operating expenses										123,372	127,480	109,543
Corporate expenses										99,430	77,835	72,744
Depreciation, amortization and accretion expense										106,818	98,596	72,527
Loss on sale of assets, net										2,870	3,920	5,080
Loss on impairment of property, plant and equipment									$ 21,300	697	0	21,344
Loss on impairment of goodwill	15,400				148,500					15,456	148,488	0
Interest expense										21,469	20,120	16,558
Earnings in unconsolidated affiliates										(40,158)	(8,201)	(348)
Other (income) expense										(628)	(1,732)	662
Loss on extinguishment of debt										0	0	1,634
Income tax (expense) benefit										2,578	1,888	857
Loss from continuing operations	(20,663)	(7,797)	(9,481)	(10,603)	(157,165)	(15,207)	(10,913)	(1,525)		(48,005)	(184,810)	(69,681)
Loss from discontinued operations, net of tax					(13,840)	(1,300)	511	(402)		(539)	(15,031)	(9,886)
Net income (loss)										(48,544)	(199,841)	(79,567)
Net income (loss) attributable to noncontrolling interests					(63)	24	22	4		2,766	(13)	3,993
Net loss attributable to the Partnership	(21,282)	(8,993)	(10,435)	(10,600)	(170,939)	(16,532)	(10,425)	(1,932)		(51,310)	(199,828)	(83,560)
Gross margin	$ 79,243	$ 76,427	$ 81,072	$ 74,045	$ 72,380	$ 56,829	$ 66,757	$ 73,088
Liquid Pipelines and Services
Segment information
Loss on impairment of goodwill										0	23,574
Terminalling Services
Segment information
Loss on impairment of goodwill										0	0
Propane Marketing Services
Segment information
Loss on impairment of goodwill										15,456	6,322
Commodity derivative instruments, net
Segment information
Loss on commodity derivatives, net										(2,590)	(14,547)	(2,079)
Gain (loss) on derivatives, unrealized										11,400	11,850	(12,050)
Losses on commodity derivatives, net | Commodity derivative instruments, net
Segment information
Loss on commodity derivatives, net										(1,480)	(13,209)	(337)
Gain (loss) on derivatives, unrealized										1,025	11,477	(12,334)
Segment assets: | Gathering and Processing reporting segment [Member]
Segment information
Commodity Sales										91,444	107,680	148,198
Services										22,558	30,196	15,248
Loss on commodity derivatives, net										(833)	1,240	1,050
Total revenue										113,169	139,116	164,496
Cost of sales										63,832	72,960	112,719
Direct operating expenses										33,802	35,250	21,197
Gross margin										48,245	65,692	51,213
Segment assets: | Liquid Pipelines and Services
Segment information
Commodity Sales										304,501	457,390	470,336
Services										12,146	12,895	11,548
Loss on commodity derivatives, net										(341)	0	0
Total revenue										316,306	470,285	481,884
Cost of sales										288,496	446,125	459,319
Direct operating expenses										8,383	8,310	5,819
Gross margin										29,760	24,160	22,564
Segment assets: | Natural Gas Transportation Services
Segment information
Commodity Sales										21,999	23,972	70,964
Services										18,109	16,035	12,925
Loss on commodity derivatives, net										0	0	0
Total revenue										40,108	40,007	83,889
Cost of sales										21,288	21,858	70,100
Direct operating expenses										5,923	6,728	6,975
Gross margin										18,616	18,073	13,691
Segment assets: | Offshore Pipelines and Services
Segment information
Commodity Sales										6,812	13,798	20,044
Services										40,502	21,457	24,426
Loss on commodity derivatives, net										(7)	84	41
Total revenue										47,307	35,339	44,511
Cost of sales										3,049	9,914	15,133
Direct operating expenses										10,945	9,425	11,142
Gross margin										82,346	33,613	29,089
Segment assets: | Terminalling Services
Segment information
Commodity Sales										14,655	10,343	11,521
Services										50,999	45,022	41,357
Loss on commodity derivatives, net										(436)	21	0
Total revenue										65,218	55,386	52,878
Cost of sales										11,564	8,893	6,859
Direct operating expenses										10,783	10,414	11,525
Gross margin										42,872	36,079	34,493
Segment assets: | Propane Marketing Services
Segment information
Commodity Sales										129,116	159,674	188,702
Services										14,536	17,157	18,194
Loss on commodity derivatives, net										1,162	(3,077)	(13,762)
Total revenue										144,814	173,754	193,134
Cost of sales										54,794	70,553	125,742
Direct operating expenses										53,536	57,353	52,885
Gross margin										$ 88,948	$ 91,437	$ 80,083